Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

These consolidated financial statements as at and for the year ended December 31, 2011 have been prepared by management in accordance with generally accepted accounting principles of the United States of America in accordance with the same accounting policies and methods used in preparing the consolidated financial statements for the years ended December 31, 2010 and 2009.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries (including two inactive United States subsidiary companies). All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of these consolidated financial statements as well as revenues and expenses recorded during the reporting periods.

Estimates made relate to allowances for doubtful accounts, estimated useful lives of assets, provisions for contingent liabilities, measurement of stock-based compensation expense, valuation of future tax assets, estimates for asset retirement obligations, and the valuation of preferred shares (which may include estimates of the likelihood that the conversion feature of the preferred shares will be achieved in future). The estimates and assumptions used are based upon management's best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short term securities with an original maturity less than 90 days from the date of acquisition.

Short Term Investments

Short term investments are recorded at fair value, and include short term securities, held by a major Canadian chartered bank, with original maturity dates greater than 90 days but less than one year.

Revenue Recognition

Revenue from SFD® survey contracts (net of any related foreign sales tax) is recognized on a completed contract basis. Amounts received or invoiced in advance of completion of the contract is reflected as unearned revenue and classified as a current liability. All related survey expenditures and obligations related to uncompleted contracts are reflected as work-in-progress and classified as current assets. Upon completion of the related contract, unearned revenue and the related work-in-progress are reflected in the statement of earnings (loss) as either revenue or survey cost. Sales commissions incurred on the contracts are included in survey costs. Survey cost does not include any amortization or depreciation of property and equipment.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, short term investments, restricted cash, accounts receivable, and accounts payables and accrued liabilities. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding U.S. and Colombian denominated financial instruments.

Derivative Liabilities

Prior to 2011, NXT had derivative liabilities which were recognized on the balance sheet at fair value with realized and unrealized gains (losses) recognized in the Consolidated Statement of Loss. Any outstanding derivatives are required to be included into one of three categories based on a fair value hierarchy (which in 2010 was Level II - based on valuation techniques that refer to market data). NXT does not apply hedge accounting to any of its derivatives.

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation and amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware	30% declining balance
Computer software	100% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease

Management periodically reviews the carrying values of property and equipment to ensure that any impairment in value is recognized and reflected in results of operations.

Research and Development Expenditures

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred. Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired. No R&D was incurred in the years ended 2009, 2010, and 2011.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders' equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in affect at the end of the applicable period. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income.

Prior to 2010, NXT had subsidiaries which had the US dollar as their functional currency. Foreign currency translation adjustments related to the consolidation of these subsidiaries is the only component of accumulated other comprehensive income.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized.  The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when enacted.  Valuation allowances are provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

Stock based compensation expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT's stock option plan. Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the options, with a corresponding increase recorded in contributed surplus. Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed surplus, is recorded as an increase in the recorded value of common shares of the Company.

Stock-based compensation related to options granted to non-employees is periodically re-measured until their performance period is complete. Changes to the re-measured compensation are recognized in the period of change and amortized over the remaining life of the vesting period in the same manner as the original option.

Change in Accounting Policies and Recent Accounting Pronouncements

Prior to 2009, NXT had granted to various of its' contractors stock options which had US dollar exercise prices.

Effective January 1, 2009, accounting policies were revised for equity-linked financial instruments. Certain of NXT's outstanding stock options were considered to be not indexed to NXT's own equity, and were therefore required to be classified as a derivative liability, to be recorded at fair value on a recurring basis. This resulted in NXT (i) recognizing a $108,779 reduction of contributed capital (representing the historical value attributed to certain stock options), (ii) recording these stock options as a derivative liability at their fair market value of $41,415, and (iii) recording a $67,364 reduction in its deficit as at January 1, 2009.

In December 2010, all US dollar stock options were re-priced to Canadian dollars, and accordingly no related derivative liabilities existed as at December 31, 2010 or 2011.